Cash and due from banks and inter-bank funds	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and due from banks and inter-bank funds
4.
Cash and due from banks and inter-bank funds
(a)
The detail of cash and due from banks is as follows:

	2025	2024
	S/(000)	S/(000)
Cash and clearing (b)	2,348,756	2,853,187
Deposits in the BCRP (b)	8,490,566	7,333,818
Deposits in banks (c)	1,508,621	1,790,361
Total cash and cash equivalent	12,347,943	11,977,366
Accrued interest	12,096	18,094
Restricted funds (d)	1,675,910	619,766
Total	14,035,949	12,615,226

(b)
In accordance with rules in force, Interbank is required to maintain a legal reserve to honor its obligations with the public. This reserve is comprised of funds kept in Interbank and in the BCRP and is made up as follows:

	2025	2024
	S/(000)	S/(000)
Legal reserve (*)
Deposits in the BCRP	6,149,956	5,969,218
Cash in vaults	2,056,545	2,644,386
Subtotal legal reserve	8,206,501	8,613,604
Non-mandatory reserve
Overnight deposits in BCRP (**)	1,580,610	564,600
Term deposits in BCRP (***)	760,000	800,000
Cash and clearing	292,157	208,548
Subtotal non-mandatory reserve	2,632,767	1,573,148
Cash balances not subject to legal reserve	54	253
Total	10,839,322	10,187,005

(*) The legal reserve funds maintained in the BCRP are non-interest bearing, except for the part that exceeds the minimum reserve required that accrued interest at a nominal annual rate, established by the BCRP. As of December 31, 2025 and 2024, the Group presented only excess in foreign currency that accrued interest in US Dollars at an annual average rate of 3.25 and 3.90 percent, respectively.

During the years 2025, 2024 and 2023, the Group recognized income for interest related to the excess of the legal reserve, which amounted to S/161,596,000, S/202,637,000 and S/194,446,000, respectively, and were recorded as "Interest on due from banks and inter-bank funds” in the caption "Interest and similar income" of the consolidated statement of income, see Note 19.

In Group Management’s opinion, Interbank has complied with the requirements established by the rules in force related to the computation of the legal reserve.

(**) As of December 31, 2025, corresponds to an overnight deposit in foreign currency for US$470,000,000 (approximately equivalent to S/1,580,610,000), with maturity in the first days of January 2026, and accrue interest at an annual interest rate of 3.57 percent (as of December 31, 2024, it corresponded to an overnight deposit in foreign currency for US$150,000,000 (approximately equivalent to S/564,600,000), with maturity in the first days of January 2025, and accrued interest at an annual interest rate of 4.44 percent).

During the years 2025, 2024 and 2023, the Group recognized income for interest on overnight deposits, which amounted to S/87,321,000, S/66,989,000 and S/68,850,000, respectively, and were recorded as "Interest on due from banks and inter-bank funds” in the caption "Interest and similar income" of the consolidated statement of income, see Note 19.

(***) As of December 31, 2025, corresponds to one overnight deposit in local currency, with maturity in the first days of January 2026, and accrue interest at an annual interest rate of 4.00 percent (as of December 31, 2024, corresponded to five overnight deposits in local currency, with maturity in the first days of January 2025, and accrued interest at an annual interest rate between 4.80 and 4.85 percent).

During the years 2025, 2024 and 2023, the Group recognized interest on time deposits, which amounted to S/14,939,000, S/52,245,000 and S/36,960,000, respectively, and were recorded as "Interest on due from banks and inter-bank funds” in the caption "Interest and similar income" of the consolidated statement of income, see Note 19.

(c)
Deposits in domestic banks and abroad are mainly in Soles and US Dollars, they are freely available and accrue interest at market rates.
(d)
The Group maintains restricted funds related to:

	2025	2024
	S/(000)	S/(000)
Inter-bank transfers (*)	1,142,857	596,648
Repurchase agreements with the BCRP (**)	438,436	-
Derivative financial instruments, Note 10(b)(i) and Note 29.1(g.2)	93,021	21,568
Others	1,596	1,550
Total	1,675,910	619,766

(*) Funds held at BCRP to transfers made through the Electronic Clearing House ("CCE", by its Spanish acronym).

(**) As of December 31, 2025, corresponds to deposits in the BCRP that guarantee loans with said entity, see Note 12(b).

(e)
Inter-bank funds

These are loans made between financial institutions with maturity, in general, minor than 30 days. As of December 31, 2025, Inter-bank funds assets accrue interest at an annual rate between 4.25 and 4.30 percent in local currency (annual rate of 5.00 percent in local currency for Inter-bank funds assets, as of December 31, 2024); and do not have specific guarantees.

As of December 31, 2025, Inter-bank funds liabilities accrue interest at an annual rate of 4.25 percent in local currency.